Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2025	Apr. 30, 2024		Apr. 30, 2025	Apr. 30, 2024
Cash flows from operating activities
Net income		$ 2,032	$ 2,092	[1]	$ 3,025	$ 4,291	[1]
Adjustment for:
Net interest income	[2]	(5,270)	(4,694)	[1]	(10,443)	(9,467)	[1]
Depreciation and amortization		393	410		796	831
Provision for credit losses		1,398	1,007		2,560	1,969
Equity-settled share-based payment expense		3			11	10
Net gain on sale of investment securities		(7)	(19)		(38)	(22)
Net (gain)/loss on divestitures		35			1,397
Net income from investments in associated corporations		(159)	(57)		(272)	(103)
Income tax expense		540	537		1,266	1,070
Changes in operating assets and liabilities:
Trading assets		5,211	(4,543)		934	(14,225)
Securities purchased under resale agreements and securities borrowed		(2,684)	9,105		7,604	5,773
Loans		(1,239)	(5,528)		1,633	(6,001)
Deposits		(2,863)	(6,929)		5,187	(4,284)
Obligations related to securities sold short		2,147	(6,215)		1,420	1,337
Obligations related to securities sold under repurchase agreements and securities lent		1,520	8,418		(12,208)	13,648
Net derivative financial instruments		4,962	(170)		9,529	1,102
Other, net		(8,165)	1,314		(13,513)	(3,449)
Interest and dividends received		14,374	15,189		29,829	30,092
Interest paid		(9,074)	(10,045)		(19,585)	(20,372)
Income tax paid		(675)	(822)		(1,919)	(853)
Net cash from/(used in) operating activities		2,479	(950)		7,213	1,347
Cash flows from investing activities
Interest-bearing deposits with financial institutions		5,548	10,164		1,483	31,202
Purchase of investment securities		(25,564)	(25,251)		(42,679)	(65,028)
Proceeds from sale and maturity of investment securities		20,833	20,902		40,900	38,761
Acquisition/divestiture of subsidiaries, associated corporations or business units, net of cash acquired		211			(2,637)
Property and equipment, net of disposals		(120)	(88)		(128)	(234)
Other, net		(56)	(310)		(199)	(477)
Net cash from/(used in) investing activities		852	5,417		(3,260)	4,224
Cash flows from financing activities
Redemption of subordinated debentures						(1,750)
Proceeds from preferred shares and other equity instruments issued					1,453	1,004
Redemption of preferred shares						(300)
Proceeds from common shares issued		2	467		84	957
Cash dividends and distributions paid		(1,456)	(1,418)		(2,898)	(2,813)
Distributions to non-controlling interests		(31)	(41)		(47)	(56)
Payment of lease liabilities		(73)	(78)		(149)	(158)
Other, net		(550)	(2,960)		(957)	(2,776)
Net cash from/(used in) financing activities		(2,108)	(4,030)		(2,514)	(5,892)
Effect of exchange rate changes on cash and cash equivalents		(312)	121		(37)	(83)
Net change in cash and cash equivalents		911	558		1,402	(404)
Cash and cash equivalents at beginning of period	[3]	9,897	9,211		9,406	10,173
Cash and cash equivalents at end of period	[3]	$ 10,808	$ 9,769		$ 10,808	$ 9,769

[1]	Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.
[2]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[3]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 5).